Investment Properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 142,365	₺ 179,085
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Investment properties	137,200	142,775
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Investment properties	164,000	162,895
Investment properties in Gebze | Level 3 | Fair value | Discounted cash flow [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	164,000	162,895
Investment properties in Ankara | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	96,700	96,392
Investment properties in Istanbul | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		10,710
Investment properties in Adana | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	24,500	21,420
Investment properties in Aydin | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 16,000	₺ 14,253